Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Eurozone ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.1%
iShares MSCI Eurozone ETF(a)	7,354,091	$324,536,036

Total Investment Companies
(Cost: $352,373,495)		324,536,036

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(a)(b)	200,000	200,000

Total Short-Term Securities — 0.1%
(Cost: $200,000)		200,000

Total Investments in Securities — 100.2%
(Cost: $352,573,495)		324,736,036

Liabilities in Excess of Other Assets — (0.2)%		(606,412)

Net Assets — 100.0%		$324,129,624

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(4,048	)(b)	$4,048	$—	$—	—	$33,481	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	1,610,000	—	(1,410,000	)(b)	—	—	200,000	200,000	15,268		—
iShares MSCI Eurozone ETF	352,789,764	234,155,172	(330,521,835)		(28,924,121)	97,037,056	324,536,036	7,354,091	1,198,118		—
					$(28,920,073)	$97,037,056	$324,736,036		$1,246,867		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	295,829,345	USD	315,383,665	State Street Bank & Trust Company	06/02/23	$828,393
USD	4,798,632	EUR	4,461,000	BNP Paribas SA	06/02/23	30,268
USD	4,805,521	EUR	4,460,000	Deutsche Bank Securities Inc.	06/02/23	38,226
USD	4,948,717	EUR	4,484,000	JPMorgan Chase Bank N.A.	06/02/23	155,769
USD	316,464,770	EUR	286,143,345	State Street Bank & Trust Company	06/02/23	10,606,079
EUR	2,065,000	USD	2,208,587	JPMorgan Chase Bank N.A.	07/05/23	2,904

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Eurozone ETF
May 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,153,076	EUR	2,944,000	Barclays Bank PLC	07/05/23	$228
						11,661,867
EUR	801,000	USD	885,839	Bank of America N.A.	06/02/23	(29,649)
EUR	2,918,000	USD	3,216,994	JPMorgan Chase Bank N.A.	06/02/23	(97,943)
USD	316,000,469	EUR	295,829,345	State Street Bank & Trust Company	07/05/23	(815,067)
USD	8,962,055	EUR	8,390,000	UBS AG	07/05/23	(23,133)
						(965,792)
						$10,696,075

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$324,536,036	$—	$—	$324,536,036
Short-Term Securities
Money Market Funds	200,000	—	—	200,000
	$324,736,036	$—	$—	$324,736,036
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$11,661,867	$—	$11,661,867
Liabilities
Foreign Currency Exchange Contracts	—	(965,792)	—	(965,792)
	$—	$10,696,075	$—	10,696,075

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Eurozone ETF
May 31, 2023

Currency Abbreviations

EUR	Euro

USD	United States Dollar

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